Debt (Schedule Of Debt) (Details) - Revolving Credit Facility [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Revolving credit facility	$ 1,852
Less unamortized debt issuance costs	(163)
Revolving credit facility, net	$ 1,689